Drinker Biddle & Reath LLP

One Logan Square, Suite 2000

Philadelphia, PA 19103-6996

(215) 988-2700 (Phone)

(215) 988-2757 (Facsimile)

www.drinkerbiddle.com

June 27, 2013

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                             The RBB Fund, Inc. (the “Company”)/Information Statement (1933 Act Registration No. 33-20827) (1940 Act Registration No. 811-5518)

Ladies and Gentlemen:

Enclosed for filing pursuant to Regulation 14C of the Securities Exchange Act of 1934, as amended, please find the Company’s Preliminary Information Statement (the “Information Statement”).  This Information Statement is being filed in connection with the appointment of Garelick Capital Partners, L.P. and Sonica Capital LLC as new sub-advisers to the Company’s S1 Fund (the “Fund”).  This Information Statement is being filed pursuant to the terms of an exemptive order that the Company and the Fund’s investment adviser, Simple Alternatives, LLC, have received from the Securities and Exchange Commission.  The Trust intends to mail this Information Statement to shareholders of the Fund on or about July 12, 2013.

Questions and comments concerning the enclosed Information Statement may be directed to me at (215) 988-3307.

Sincerely,

/s/ Jillian L. Bosmann
Jillian L. Bosmann